Statements of Operations (Parenthetical) - shares	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024
Maximum [Member]
Number of ordinary shares subject to forfeiture	375,000	375,000	375,000